BUSINESS COMBINATION (Details) - CNY (¥) ¥ in Thousands				3 Months Ended	9 Months Ended
	Sep. 30, 2017	Jun. 29, 2017	Jun. 28, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill	¥ 1,497,788			¥ 1,497,788	¥ 1,497,788		¥ 1,341,087
Net revenue					1,110,690	¥ 744,291
Net loss					210,357	¥ 206,773
Target Group
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration	254,677	¥ 312,000		254,677	254,677
Contingent consideration paid	42,727				42,727
Fair value of consideration		294,491
Effective settlement of pre-existing relationships upon consolidation		6,025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(11,153)
Property and equipment		(821,405)
Identifiable intangible assets		(176,500)
Other assets		(59,520)
Accounts payable		219,207
Capital lease and other financing obligations, current		23,156
Capital lease and other financing obligations, non-current		363,380
Long-term borrowings		217,790
Deferred tax liabilities		45,931
Other liabilities		55,299
Total identifiable net assets		(143,815)
Goodwill		156,701
Net revenue				18,984
Net loss				10,029
Target Group | Capital lease
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment		(416,000)
Target Group | Data center equipment
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment		(174,292)
Target Group | Leasehold improvement
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment		(118,368)
Target Group | Construction in progress
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment		(112,745)
Other payables | Target Group
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration	71,115			71,115	71,115
Other long-term liabilities | Target Group
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration	¥ 183,562			¥ 183,562	¥ 183,562
Consolidation eliminations | Target Group
The identifiable assets acquired and liabilities assumed in the business combination
Effective settlement of pre-existing relationships upon consolidation			¥ 6,025
Customer relationships | Target Group
Recognized amounts of identifiable assets acquired and liabilities assumed:
Identifiable intangible assets		¥ (176,500)
Estimated useful life (in years)		14 years 4 months 24 days